Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Future minimum payments under non-cancelable leases, sublease commitments and related party
We lease office space, furniture and office equipment under various operating leases. The future minimum payments under non-cancelable leases, sublease commitments and related payments we are obligated to make, net of sublease commitments of third party lessees to make payments to us, as of December 31, 2012 are as follows:

	Payments	Sublease Receipts	Net Payments
	(in millions)

2013	$139.4	$22.3	$117.1
2014	136.0	24.4	111.6
2015	136.2	24.4	111.8
2016	135.6	24.4	111.2
2017	136.9	24.8	112.1
2018 and thereafter	1,084.4	137.1	947.3
Total future minimum payments	$1,768.5	$257.4	$1,511.1